Subsequent Events (Details) - shares				1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 02, 2018	Aug. 11, 2017	May 05, 2017	Nov. 30, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2017	Feb. 28, 2017
Subsequent Events (Textual)
Aggregate shares of common stock		5,919,998								149,552
Stock issues during period		11,800,000		495,000
Planning, description							In July 2017, our stockholders approved an amendment to our 2015 Stock Option and Incentive Plan to (i) increase the number of authorized shares of common stock reserved for issuance thereunder from 2.0 million to 3.0 million, (ii) increase the number of shares that may be issued as incentive stock options from 2.0 million to 3.0 million, (iii) increase the maximum number of shares of common stock (A) underlying stock options or stock appreciation rights that may be granted to any one individual during any calendar year period, and (B) granted to any one individual that is intended to qualify as performance-based compensation under Section 162(m) of the Internal Revenue Code of 1986, as amended, for any performance cycle from 1.0 million to 2.0 million, and (iv) in the event that we effect a reverse stock split prior to November 14, 2018 (or such other date that is one year after the date of our 2018 annual meeting of stockholders), immediately after the effective time of such reverse stock split, (A) the maximum number of shares reserved under the Plan will be automatically increased to 3.0 million, (B) the maximum number of shares that may be issued pursuant to any type of award will be automatically increased to 3.0 million, (C) the number of shares that may be granted to any one individual during any one calendar year period as stock options or stock appreciation rights will be automatically increased to 2.0 million, and (D) the number of shares that may be issued in the form of incentive stock options will be automatically increased to 3.0 million.
Reverse stock split, description						Reverse stock split at a ratio of any whole number up to 1-for-20		On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares held. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares held. On August 25, 2017, Aytu effected a third reverse stock split in which each common stockholder received one share of common stock for every 20 shares held (herein referred to collectively as the "Reverse Stock Splits"). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.
 On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding; On August 25, 2017, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 20 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.

Increase common shares outstanding		750,000
Over-Allotment Option [Member]
Subsequent Events (Textual)
Cash fee, percentage		9.00%
Warrants purchase, percentage		10.00%
Class B Units [Member]
Subsequent Events (Textual)
Sale of stock, description		Class B units consist of one (1) share of our newly created Series A Convertible Preferred Stock (the "Series A Preferred Stock") and warrants to purchase one and one-half (1.5) shares of common stock for each share of common stock into which the Series A Preferred Stock is convertible and were sold at a negotiated price of $1,000.00 per unit to those purchasers who, together with their affiliates and certain related parties, would beneficially own more than 9.99% of our outstanding common stock following the offering.
Class Unit [Member]
Subsequent Events (Textual)
Sale of stock, description		Class A units consist of one (1) share of common stock and a warrant to purchase one and one-half (1.5) shares of common stock and were sold at a negotiated price of $3.00 per unit.
Series A Preferred Shares [Member]
Subsequent Events (Textual)
Stock issues during period		2,250
Cash fee, percentage		9.00%
Warrants purchase, percentage		10.00%
Common Stock [Member]
Subsequent Events (Textual)
Restricted shares issued								692,000	50,000
Stock issues during period		3,196,665	125,000		200,000				19,309
Executive officers [Member]
Subsequent Events (Textual)
Stock issues during period						83,333
Subsequent Events [Member] | Executive officers [Member]
Subsequent Events (Textual)
Restricted shares issued	75,000